Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 3,205,614	Taxes	MEXICO	snj:MX-MIC	Internal Revenue Service (Secretaria de Hacienda) [Member]	Aquila IRS [Member]	Iron Ore [Member]	Open Pit
#: 2
	2,836,298	Taxes	MEXICO	snj:MX-MIC	Ministry of Economy (Secretaría de Economía) [Member]	Aquila [Member]	Iron Ore [Member]	Open Pit
#: 3
	21,030	Fees	MEXICO	snj:MX-MIC	Ministry of Economy (Secretaría de Economía) [Member]	Aquila [Member]	Iron Ore [Member]	Open Pit
#: 4
	1,400,485	Taxes	MEXICO	snj:MX-JAL	Internal Revenue Service (Secretaria de Hacienda) [Member]	Palomas IRS [Member]	Iron Ore [Member]	Open Pit
#: 5
	1,239,137	Taxes	MEXICO	snj:MX-JAL	Ministry of Economy (Secretaría de Economía) [Member]	Palomas [Member]	Iron Ore [Member]	Open Pit
#: 6
	68,692	Fees	MEXICO	snj:MX-JAL	Ministry of Economy (Secretaría de Economía) [Member]	Palomas [Member]	Iron Ore [Member]	Open Pit
#: 7
	5,506,858	Fees	MEXICO		Ministry of Economy (Secretaría de Economía) [Member]	Other concessions without extraction at the moment [Member]
#: 8
	15,585,465	Taxes	MEXICO	snj:MX-COL	Internal Revenue Service (Secretaria de Hacienda) [Member]	Peña Colorada IRS [Member]	Iron Ore [Member]	Open Pit
#: 9
	6,517,208	Taxes	MEXICO	snj:MX-COL	Ministry of Economy (Secretaría de Economía) [Member]	Peña Colorada [Member]	Iron Ore [Member]	Open Pit
#: 10
	15,616	Fees	MEXICO	snj:MX-COL	Ministry of Economy (Secretaría de Economía) [Member]	Peña Colorada [Member]	Iron Ore [Member]	Open Pit
#: 11
	$ 440,765	Fees	MEXICO		Ministry of Economy (Secretaría de Economía) [Member]	Other concessions without extraction at the moment [Member]